Basis of Financial Statements and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Estimated Useful Lives of Premises and Equipment	Leasehold improvements are depreciated over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. MUFG, MUFG Bank and Mitsubishi UFJ Trust and Banking apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	6 to 50

Useful Lives of Intangible Assets and Amortization Method by Major Class	Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	3 to 10	Straight-line
Core deposit intangibles	9 to 16	Straight-line
Customer relationships	3 to 27	Straight-line, Declining-balance
Trade names	5 to 40	Straight-line